Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted cash [Abstract]
Restricted cash
Note 12 – Restricted cash

Restricted cash includes:

(In US$ millions)	December 31, 2012	December 31, 2011

CIRR deposits (see Note below)	270	298
Margin calls related to share forward agreements	69	137
Restricted deposit related to loan facility	5	5
Tax withholding deposits	58	42
Total restricted cash	402	482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232

Note: CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Exportfinans ASA, the Norwegian export credit agency (see Note 22). The deposits are used to make repayments of the CIRR loans.